                          INSTITUTIONAL CLASS SHARES OF

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                               AIM WEINGARTEN FUND

                         Supplement dated March 5, 2002
                      to the Prospectus dated March 1, 2002
                            as revised March 5, 2002

Institutional Class shares of AIM Aggressive Growth Fund, AIM Blue Chip Fund and AIM Capital Development Fund will be available for public sale on March 15, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the AIM Blue Chip Fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES":

     "The fund seeks to meet its objectives by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of blue chip companies. In complying with this 80% investment requirement, the fund may invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers blue chip companies to be large and medium sized companies (i.e., companies which fall in the largest 85% of market capitalization of publicly traded companies listed in the United States) with leading market positions and which possess the following characteristics:

         o MARKET CHARACTERISTICS - Companies that occupy (or in AIM's judgment have the potential to occupy) leading market positions that are expected to be maintained or enhanced over time. Strong market positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for strong unit sales. These factors can, in turn, lead to higher earnings growth and greater share price appreciation. Market leaders can be identified within an industry as those companies that have (i) superior growth prospects compared with other companies in the same industry; (ii) possession of proprietary technology with the potential to bring about major changes within an industry; and/or
             (iii) leading sales within an industry, or the potential to become a market leader.

         o FINANCIAL CHARACTERISTICS - Companies that possess at least one of the following attributes: (i) faster earnings growth than its competitors and the market in general; (ii) higher profit margins relative to its competitors; (iii) strong cash flow relative to its competitors; and/or (iv) a balance sheet with relatively low debt and a high return on equity relative to its competitors.

     The portfolio managers consider whether to sell a particular security when they believe the issuer of the security no longer is a market leader, and/or it no longer has the characteristics described above. When the portfolio managers believe securities other than marketable equity securities offer the opportunity for long-term growth of capital and current income, the fund may invest in United States government securities and high-quality debt securities."

The Board of Trustees has also approved, with respect to all the funds, the following investment strategy:

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES - ALL FUNDS":

     "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, each of the funds may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. As a result, a fund may not achieve its investment objective. For cash management purposes, a fund may also hold a portion of its assets in cash or such liquid assets."

The changes noted above become effective July 1, 2002.

      AIM AGGRESSIVE GROWTH FUND
      AIM BLUE CHIP FUND
      AIM CAPITAL DEVELOPMENT FUND
      AIM CHARTER FUND
      AIM CONSTELLATION FUND
      AIM WEINGARTEN FUND
      --------------------------------------------------------------------------

                                                     AIM--Registered Trademark--
      Institutional Classes

      PROSPECTUS
      MARCH 1, 2002
      AS REVISED
      MARCH 5, 2002
                                     AIM Aggressive Growth Fund seeks to
                                     provide long-term growth of capital.

                                     AIM Blue Chip Fund seeks to provide
                                     long-term growth of capital and,
                                     secondarily, current income.

                                     AIM Capital Development Fund seeks
                                     to provide long-term growth of
                                     capital.

                                     AIM Charter Fund seeks to provide
                                     growth of capital with a secondary
                                     objective of current income.

                                     AIM Constellation Fund seeks to
                                     provide growth of capital.

                                     AIM Weingarten Fund seeks to provide
                                     growth of capital.

                                     This prospectus contains important
                                     information about the Institutional
                                     Class shares of the funds. Please
                                     read it before investing and keep it
                                     for future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:

                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.



      [AIM LOGO APPEARS HERE]                             INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

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      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
      -------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - - -

AIM Aggressive Growth Fund                    1

AIM Blue Chip Fund                            1

AIM Capital Development Fund                  1

AIM Charter Fund                              1

AIM Constellation Fund                        1

AIM Weingarten Fund                           1

PRINCIPAL RISKS OF INVESTING IN THE FUNDS     2
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       3
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                          3

Performance Table                             6

FEE TABLE AND EXPENSE EXAMPLE                 8
- - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                     8

Expense Example                               9

FUND MANAGEMENT                              10
- - - - - - - - - - - - - - - - - - - - - - - - -
The Advisors                                 10

Advisor Compensation                         10

Portfolio Managers                           10

OTHER INFORMATION                            12
- - - - - - - - - - - - - - - - - - - - - - - - -
Dividends and Distributions                  12

Suitability for Investors                    12

Future Fund Closure                          12

FINANCIAL HIGHLIGHTS                         13
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                     A-1
- - - - - - - - - - - - - - - - - - - - - - - - -
Purchasing Shares                           A-1

Redeeming Shares                            A-2

Pricing of Shares                           A-2

Taxes                                       A-2

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

      -------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

AIM AGGRESSIVE GROWTH FUND (AGGRESSIVE GROWTH)

The fund's investment objective is to achieve long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing primarily in common stocks of companies whose earnings the fund's portfolio managers expect to grow more than 15% per year. The fund will invest in securities of small- and medium-sized growth companies. The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

AIM BLUE CHIP FUND (BLUE CHIP)

The fund's primary investment objective is long-term growth of capital with a secondary objective of current income. The investment objectives of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objectives by investing at least 65% of its total assets in the common stocks of blue chip companies. Blue chip companies are those companies that the portfolio managers believe have the potential for above-average growth in earnings and that are well-established in their respective industries. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential. When the portfolio managers believe securities other than common stocks offer the opportunity for long-term growth of capital and current income, the fund may invest in United States government securities, convertible securities and high-quality debt securities.

AIM CAPITAL DEVELOPMENT FUND (CAPITAL DEVELOPMENT)

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized companies. Among factors which the portfolio managers may consider when purchasing these securities are (1) the growth prospects for a company's products; (2) the economic outlook for its industry; (3) a company's new product development; (4) its operating management capabilities; (5) the relationship between the price of the security and its estimated fundamental value; (6) relevant market, economic and political environments; and (7) financial characteristics, such as balance sheet analysis and return on assets. The portfolio managers consider whether to sell a particular security when any one of these factors materially changes or when the securities are no longer considered medium-sized company securities.


AIM CHARTER FUND (CHARTER)

The fund's primary investment objective is growth of capital with a secondary objective of current income. The investment objectives of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objectives by investing at least 65% of its total assets in securities of established companies that have long-term above-average growth in earnings and dividends, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings and dividends. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential. For risk management purposes, the fund may hold a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds, or high-quality debt instruments. In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or liquid assets. A larger position in cash or liquid assets could detract from achieving the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.

AIM CONSTELLATION FUND (CONSTELLATION)

The fund's investment objective is growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when it no longer meets these criteria. The fund will invest without regard to market capitalization.

AIM WEINGARTEN FUND (WEINGARTEN)

The fund's investment objective is to provide growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund will invest primarily in common stocks of seasoned and better-capitalized companies. The portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

CAPITAL DEVELOPMENT, CHARTER, AND WEINGARTEN

Each fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives. If a fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

      -------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
      -------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES (continued)
--------------------------------------------------------------------------------

ALL FUNDS

Each of Aggressive Growth, Blue Chip and Capital Development may invest up to 25% of its total assets in foreign securities. Each of Charter, Constellation and Weingarten may invest up to 20% of its total assets in foreign securities. Any percentage limitations with respect to assets of a fund are applied at the time of purchase.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each of the funds may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, a fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

ALL FUNDS

There is a risk that you could lose all or a portion of your investment in the funds. The value of your investment in a fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

BLUE CHIP AND CHARTER

The income you may receive from your investment in Blue Chip and Charter may vary.

AGGRESSIVE GROWTH, CAPITAL DEVELOPMENT AND CONSTELLATION

The fluctuation in the value of your investment is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

CHARTER

The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

  To the extent the fund holds cash or liquid assets rather than equity securities for risk management purposes, the fund may not achieve its investment objective.

      -------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
      -------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance (before and after taxes) is not necessarily an indication of its future performance. The returns shown for Aggressive Growth, Blue Chip and Capital Development are those of each fund's Class A shares, which are not offered in this prospectus. Institutional Class shares would have higher annual returns because, although the shares are invested in the same portfolio of securities, Institutional Class shares have lower expenses. As of the date of this prospectus, the Institutional Classes of Aggressive Growth, Blue Chip and Capital Development have not yet commenced operations.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar charts show changes in the performance of Aggressive Growth's, Blue Chip's and Capital Development's Class A shares and Charter's, Constellation's and Weingarten's Institutional Class shares from year to year. The bar charts do not reflect sales loads for Class A shares. If they did, the annual total returns shown for Class A shares would be lower. Institutional Class shares are not subject to front-end or back-end sales loads.

AGGRESSIVE GROWTH--CLASS A

                                    [GRAPH]

                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1992..................................................................  21.34%
1993..................................................................  32.03%
1994..................................................................  17.18%
1995..................................................................  41.51%
1996..................................................................  14.34%
1997..................................................................  12.24%
1998..................................................................   4.99%
1999..................................................................  44.98%
2000..................................................................   3.00%
                                                                             -
2001.................................................................. -26.00%

BLUE CHIP--CLASS A

                                    [GRAPH]

                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1992..................................................................   2.64%
1993..................................................................   4.61%
1994..................................................................   4.66%
1995..................................................................  32.00%
1996..................................................................  23.75%
1997..................................................................  31.91%
1998..................................................................  30.42%
1999..................................................................  25.65%
2000..................................................................  -9.29%
                                                                             -
2001..................................................................  22.91%

      -------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
      -------------------------------------------------------------------

PERFORMANCE INFORMATION (continued)
--------------------------------------------------------------------------------

CAPITAL DEVELOPMENT--CLASS A

                                    [GRAPH]

                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1997..................................................................  23.69%
1998..................................................................   4.53%
1999..................................................................  27.78%
2000..................................................................   9.82%
2001..................................................................  -8.65%

CHARTER--INSTITUTIONAL CLASS

                                    [GRAPH]

                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1992..................................................................    1.48%
1993..................................................................    9.81%
1994..................................................................   -3.84%
1995..................................................................   36.13%
1996..................................................................   20.29%
1997..................................................................   25.18%
1998..................................................................   27.40%
1999..................................................................   34.37%
2000..................................................................  -14.37%
2001..................................................................  -22.67%

CONSTELLATION--INSTITUTIONAL CLASS

                                    [GRAPH]

                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1993..................................................................   17.65%
1994..................................................................    1.80%
1995..................................................................   36.16%
1996..................................................................   16.83%
1997..................................................................   13.45%
1998..................................................................   19.41%
1999..................................................................   45.07%
2000..................................................................   -9.98%
2001..................................................................  -23.22%

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      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
      -------------------------------------------------------------------

PERFORMANCE INFORMATION (continued)
--------------------------------------------------------------------------------

WEINGARTEN--INSTITUTIONAL CLASS

                                    [GRAPH]

                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1992..................................................................   -1.07%
1993..................................................................    1.91%
1994..................................................................    0.13%
1995..................................................................   35.43%
1996..................................................................   18.24%
1997..................................................................   26.48%
1998..................................................................   33.58%
1999..................................................................   35.23%
2000..................................................................  -19.98%
2001..................................................................  -33.70%

  During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:

                                      HIGHEST QUARTERLY RETURN     LOWEST QUARTERLY RETURN
FUND                                       (QUARTER ENDED)             (QUARTER ENDED)
-------------------------------------------------------------------------------------------
Aggressive Growth--Class A              31.35% (12/31/99)          -24.66% (09/30/01)
Blue Chip--Class A                      24.45% (12/31/98)          -20.05% (03/31/01)
Capital Development--Class A            30.92% (12/31/99)          -20.93% (09/30/98)
Charter--Institutional Class            26.29% (12/31/98)          -21.63% (09/30/01)
Constellation--Institutional Class      36.71% (12/31/99)          -23.20% (09/30/01)
Weingarten--Institutional Class         28.14% (12/31/98)          -27.56% (03/31/01)
-------------------------------------------------------------------------------------------

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      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
      -------------------------------------------------------------------

PERFORMANCE INFORMATION (continued)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares each fund's performance to that of a broad-based securities market index. Aggressive Growth's, Blue Chip's and Capital Development's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------------------------------------
(for the periods ended                                                                    SINCE             INCEPTION
December 31, 2001)                     1 YEAR          5 YEARS         10 YEARS         INCEPTION               DATE
---------------------------------------------------------------------------------------------------------------------
Aggressive Growth--Class A
  Return Before Taxes                  (30.05)%          4.24%          14.10%               --             05/01/84
  Return After Taxes on
     Distributions                     (30.05)           2.73           12.86                --
  Return After Taxes on
     Distributions and Sale of Fund
     Shares                            (18.30)           3.71           12.21                --
Russell 2500--Trademark-- Index(1)
(reflects no deduction for fees,
expenses, or taxes)                      1.22           10.34           13.13                --             04/30/84(2)

Blue Chip--Class A
  Return Before Taxes                  (27.16)%          7.39%          10.12%               --             02/04/87
  Return After Taxes on
     Distributions                     (27.16)           7.24            9.03                --
  Return After Taxes on
     Distributions and Sale of Fund
     Shares                            (16.54)           6.02            8.03                --
Russell 1000--Registered
Trademark-- Index(3)
(reflects no deduction for fees,
expenses, or taxes)                    (12.45)          10.50%          12.84                --             01/31/87(2)

Capital Development--Class A
  Return Before Taxes                  (13.69)%          9.38%            N/A            11.40%             06/17/96
  Return After Taxes on
     Distributions                     (13.69)           8.45             N/A             10.55
  Return After Taxes on
     Distributions and Sale of Fund
     Shares                             (8.34)           7.45             N/A              9.23
Russell 2500--Trademark-- Index(1)
(reflects no deduction for fees,
expenses, or taxes)                      1.22           10.34           13.13             10.89(2)          06/30/96(2)

Charter--Institutional Class
  Return Before Taxes                  (22.67)%          7.25%           9.55%               --             07/30/91
  Return After Taxes on
     Distributions                     (22.67)           5.34            7.47                --
  Return After Taxes on
     Distributions and Sale of Fund
     Shares                            (13.81)           5.37            7.14                --
S&P 500(4)
(reflects no deduction for fees,
expenses, or taxes)                    (11.88)          10.70           12.93                --             07/31/91(2)

Constellation--Institutional Class
  Return Before Taxes                  (23.22)%          6.32%            N/A            12.52%             04/08/92
  Return After Taxes on
     Distributions                     (23.22)           4.66             N/A             11.30
  Return After Taxes on
     Distributions and Sale of Fund
     Shares                            (14.14)           5.34             N/A             10.75
S&P 500(4)
(reflects no deduction for fees,
expenses, or taxes)                    (11.88)          10.70           12.93             13.58(2)          03/31/92(2)


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      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
      -------------------------------------------------------------------

PERFORMANCE INFORMATION (continued)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------------------------------------
(for the periods ended                                                                    SINCE             INCEPTION
December 31, 2001)                     1 YEAR          5 YEARS         10 YEARS         INCEPTION               DATE
---------------------------------------------------------------------------------------------------------------------
Weingarten--Institutional Class
  Return Before Taxes                  (33.70)%          3.93%           6.96%               --             10/08/91
  Return After Taxes on
     Distributions                     (33.70)           1.65            4.44                --
  Return After Taxes on
     Distributions and Sale of Fund
     Shares                            (20.52)           3.33            5.19                --
S&P 500(4)
(reflects no deduction for fees,
expenses, or taxes)                    (11.88)          10.70           12.93                --             09/30/91(2)
-----------------------------------------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1) The Russell 2500--Trademark-- Index measures the performance of the 2,500 smallest companies in the Russell 3000--Registered Trademark-- Index, which represents approximately 17% of the total market capitalization of the Russell 3000--Registered Trademark-- Index. The Russell 3000--Registered Trademark-- Index measures the performance of the 3000 largest U.S. companies based on total market capitalization.
(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.
(3) The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark--Index.
(4) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

      -------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
      -------------------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds.

SHAREHOLDER FEES
---------------------------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)           AGGRESSIVE GROWTH   BLUE CHIP   CAPITAL DEVELOPMENT   CHARTER   CONSTELLATION   WEINGARTEN
-------------------------------------------------------------------------------------------------------------------------
Maximum Sales
Charge (Load) Imposed on
Purchases (as a
percentage of offering
price)                           None            None             None            None         None           None

Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
whichever is less)               None            None             None            None         None           None
-------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
---------------------------------------------------------------------------------------------------------------------
(expenses that are
deducted
from fund assets)          AGGRESSIVE GROWTH   BLUE CHIP   CAPITAL DEVELOPMENT   CHARTER   CONSTELLATION   WEINGARTEN
-------------------------------------------------------------------------------------------------------------------------
Management Fees                   0.63%          0.63%            0.66%           0.63%        0.63%          0.63%

Distribution and/or
Service (12b-1) Fees              None           None             None            None         None           None

Other Expenses(2,3)               0.16           0.14             0.16            0.14         0.13           0.15

Total Annual Fund
Operating Expenses(4)             0.79           0.77             0.82            0.77         0.76           0.78
-------------------------------------------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Aggressive Growth, Blue Chip and Capital Development Other Expenses are based on estimated assets for the current fiscal year.
(3) Other Expenses have been restated to reflect expense arrangements in effect as of March 4, 2002.
(4) The investment advisor has agreed to waive a portion of the management fee on assets in excess of $5 billion. Total Annual Fund Operating Expenses net of this agreement are 0.86%, 0.84% and 0.91% for Charter, Constellation and Weingarten, respectively. Termination of this agreement requires approval by the Board of Trustees.

  You should also consider the effect of any account fees charged by the financial institution managing your account.

      -------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
      -------------------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE (continued)
--------------------------------------------------------------------------------

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------
Aggressive Growth     $81      $252      $439      $  978
Blue Chip              79       246       428         954
Capital Development    84       262       455       1,014
Charter                79       246       428         954
Constellation          78       243       422         942
Weingarten             80       249       433         966
----------------------------------------------------------

      -------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
      -------------------------------------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

A I M Advisors, Inc. (the advisor) serves as each fund's investment advisor.
A I M Capital Management, Inc. (the subadvisor), a wholly owned subsidiary of the advisor, is each of Charter's, Constellation's and Weingarten's subadvisor and is responsible for its day-to-day management. Both the advisor and the subadvisor are located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisors supervise all aspects of the funds' operations and provide investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the funds.

  The advisor has acted as an investment advisor since its organization in 1976, and the subadvisor has acted as an investment advisor since 1986. Today, the advisor, together with its subsidiaries, advises or manages over 150 investment portfolios, including the funds, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended October 31, 2001, the advisor received compensation from the funds at the following rates:

                             ANNUAL RATE
                           (AS A PERCENTAGE
                           OF AVERAGE DAILY
          FUND               NET ASSETS)
          ----             ----------------
Aggressive Growth            0.63%
Blue Chip                    0.63%
Capital Development          0.66%
Charter                      0.62%
Constellation                0.60%
Weingarten                   0.62%

PORTFOLIO MANAGERS

The advisors use a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of each fund's portfolio are

AGGRESSIVE GROWTH

- Ryan E. Crane, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

- Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1989.

- Jay K. Rushin, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1996 to 1998 he was an associate equity analyst for Prudential Securities.

BLUE CHIP

- Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1995.

- Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1986.

CAPITAL DEVELOPMENT

- Edgar M. Larsen, Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1996.

- Paul J. Rasplicka, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

CHARTER

- Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

- Michael Yellen, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.

CONSTELLATION

- David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1990 and has been associated with the advisor and/or its affiliates since 1982.

- Ryan E. Crane, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1994.

- Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

- Jay K. Rushin, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst for Prudential Securities.

- Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1990.

      -------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
      -------------------------------------------------------------------

FUND MANAGEMENT (continued)
--------------------------------------------------------------------------------

WEINGARTEN

- Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1995.

- Lanny Sachnowitz, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1987.

      -------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
      -------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

Each of the funds expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The funds generally declare and pay dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The funds generally distribute long-term and short-term capital gains, if any, annually.

SUITABILITY FOR INVESTORS

The Institutional Classes of the funds are intended for use by institutional investors. Shares of the Institutional Classes of the funds are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust company common and collective trust funds, banks and trust companies investing for their own account, entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies), defined benefit plans, endowments, foundations and defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c)(3) organization). For defined contribution plans for which the sponsor has combined defined contribution and defined benefit assets of at least $100 million there is no minimum initial investment requirement, otherwise the minimum initial investment requirement for defined contribution plans is $10 million. There is no minimum initial investment requirement for defined benefit plans; and the minimum initial investment requirement for all other investors for which the Institutional Classes of funds are available is $1 million.

  The Institutional Classes of funds are designed to be convenient and economical vehicles in which institutions can invest in a portfolio of equity securities. An investment in the funds may relieve the institution of many of the investment and administrative burdens encountered when investing in equity securities directly. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

FUTURE FUND CLOSURE (AGGRESSIVE GROWTH)

Due to the sometimes limited availability of common stocks of smaller companies that meet the investment criteria for the fund, the fund may periodically suspend or limit the offering of its shares.

  During closed periods, the fund may impose different standards for additional investments.

      -------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

As of the date of this prospectus Aggressive Growth's, Blue Chip's and Capital Development's Institutional Class had not yet commenced operations and therefore, financial information for the Institutional Class is not available.

  The financial highlights tables are intended to help you understand each fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each fund (assuming reinvestment of all dividends and distributions).

  The information for the fiscal year 2001 has been audited by Ernst & Young LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP.

                                                                           AGGRESSIVE GROWTH -- CLASS A(a)
                                                    -----------------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                    -----------------------------------------------------------------------------
                                                     2001(B)            2000           1999           1998           1997
                                                    ----------       ----------     ----------     ----------     ----------
Net asset value, beginning of period                $    18.41       $    13.90     $    10.04     $    12.49     $    11.23
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.09)           (0.13)         (0.09)         (0.08)         (0.06)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      (6.34)           11.08           4.05          (1.93)          1.90
=================================================================================================================================
    Total from investment operations                     (6.43)           10.95           3.96          (2.01)          1.84
=================================================================================================================================
Less distributions from net realized gains               (3.30)           (6.44)         (0.10)         (0.44)         (0.58)
=================================================================================================================================
Net asset value, end of period                      $     8.68       $    18.41     $    13.90     $    10.04     $    12.49
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                         (40.51)%          47.53%         39.73%        (16.36)%        17.35%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $2,516,407       $4,444,515     $2,808,451     $2,638,038     $3,864,257
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                   1.17%(d)         1.04%          1.09%          1.06%          1.06%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                             (0.79)%(d)       (0.77)%        (0.69)%        (0.64)%        (0.65)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                     89%              79%            75%            69%            73%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information and distributions prior to April 30, 2001 have been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on July 14, 2000.
(b)  Calculated using average shares outstanding.
(c)  Does not include sales charges.
(d)  Ratios are based on average daily net assets of $3,304,942,591.

      -------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                                BLUE CHIP -- CLASS A(a)
                                                      ---------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                      ---------------------------------------------------------------------------
                                                         2001           2000(b)          1999         1998(b)       1997(b)
                                                      ----------       ----------     ----------     ----------     --------
Net asset value, beginning of period                  $    17.29       $    15.49     $    12.05     $    10.32     $   8.69
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             (0.04)           (0.05)          0.01           0.04         0.06
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                        (6.03)            1.85           3.47           1.92         2.31
=================================================================================================================================
    Total from investment operations                       (6.07)            1.80           3.48           1.96         2.37
=================================================================================================================================
Less distributions:
  Dividends from net investment income                        --               --          (0.01)         (0.02)       (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --               --          (0.03)         (0.21)       (0.72)
=================================================================================================================================
    Total distributions                                       --               --          (0.04)         (0.23)       (0.74)
=================================================================================================================================
Net asset value, end of period                        $    11.22       $    17.29     $    15.49     $    12.05     $  10.32
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                           (35.11)%          11.60%         29.01%         19.36%       29.68%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $2,066,730       $3,163,453     $2,299,551     $1,085,648     $498,178
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                          1.28%(d)         1.19%          1.19%          1.22%        1.31%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                       1.28%(d)         1.19%          1.19%          1.22%        1.32%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                   (0.29)%(d)       (0.31)%         0.03%          0.33%        0.50%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                       31%              22%            22%            27%          43%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information and distributions for all periods prior to October 31, 2000 have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend, on September 8, 2000.
(b)  Calculated using average shares outstanding.
(c)  Does not include sales charges.
(d)  Ratios are based on average daily net assets of $2,647,004,665.

                                                                            CAPITAL DEVELOPMENT -- CLASS A
                                                           -----------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                           -----------------------------------------------------------------
                                                             2001         2000       1999(a)      1998(a)      1997(a)
                                                           --------     --------     --------     --------     --------
Net asset value, beginning of period                       $  21.79     $  15.24     $  12.89     $  14.57     $  11.09
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.04)       (0.13)       (0.10)       (0.06)       (0.10)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               (4.27)        6.68         2.45        (1.62)        3.58
============================================================================================================================
    Total from investment operations                          (4.31)        6.55         2.35        (1.68)        3.48
============================================================================================================================
Less distributions from net realized gains                    (2.79)          --           --           --           --
============================================================================================================================
Net asset value, end of period                             $  14.69     $  21.79     $  15.24     $  12.89     $  14.57
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                              (21.76)%      42.98%       18.23%      (11.53)%      31.38%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $576,660     $759,838     $579,514     $717,263     $577,685
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                        1.33%(c)     1.28%        1.38%        1.28%        1.33%(d)
============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                      (0.21)%(c)    (0.60)%     (0.70)%      (0.40)%      (0.83)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                         130%         101%         117%          78%         41%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include sales charges.
(c)  Ratios are based on average daily net assets of $677,679,853.
(d) Includes fee waiver. Ratio of expenses to average net assets excluding fee waiver was 1.38%.

      -------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                             CHARTER -- INSTITUTIONAL CLASS
                                                              ------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                               2001         2000       1999        1998        1997
                                                              -------      ------     -------     -------     -------
Net asset value, beginning of period                          $ 18.33      $17.33     $ 13.42     $ 13.48     $ 11.24
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.04        0.52        0.09        0.18        0.16
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (6.82)       1.83        4.43        1.24        2.91
==========================================================================================================================
    Total from investment operations                            (6.78)       2.35        4.52        1.42        3.07
==========================================================================================================================
Less distributions:
  Dividends from net investment income                             --          --       (0.07)      (0.14)      (0.16)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.88)      (1.35)      (0.54)      (1.34)      (0.67)
==========================================================================================================================
    Total distributions                                         (0.88)      (1.35)      (0.61)      (1.48)      (0.83)
==========================================================================================================================
Net asset value, end of period                                $ 10.67      $18.33     $ 17.33     $ 13.42     $ 13.48
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return                                                   (38.46)%     14.02%      34.61%      11.69%      29.05%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 1,648      $3,234     $66,801     $43,815     $40,191
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               0.68%(a)    0.66%       0.65%       0.66%       0.67%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            0.69%(a)    0.68%       0.67%       0.67%       0.68%
==========================================================================================================================
Ratio of net investment income (loss) to average net assets      0.25(a)     0.20%       0.51%       1.37%       1.21%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                            78%         80%        107%        154%        170%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Ratios are based on average net assets of $2,371,432.

                                                                           CONSTELLATION -- INSTITUTIONAL CLASS
                                                              ---------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------------
                                                                2001          2000        1999        1998        1997
                                                              --------      --------    --------    --------    --------
Net asset value, beginning of period                          $  45.55      $  36.01    $  27.25    $  30.00    $  26.01
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.01         (0.09)      (0.01)         --        0.02
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (17.14)        12.91        9.50       (0.65)       4.86
=============================================================================================================================
    Total from investment operations                            (17.13)        12.82        9.49       (0.65)       4.88
=============================================================================================================================
Less distributions from net realized gains                       (7.42)        (3.28)      (0.73)      (2.10)      (0.89)
=============================================================================================================================
Net asset value, end of period                                $  21.00      $  45.55    $  36.01    $  27.25    $  30.00
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return                                                    (42.80)%       37.14%      35.46%      (1.85)%     19.42%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $150,609      $288,097    $244,369    $189,039    $188,109
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                0.65%(a)      0.65%       0.64%       0.63%       0.65%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             0.68%(a)      0.68%       0.66%       0.65%       0.67%
=============================================================================================================================
Ratio of net investment income (loss) to average net assets       0.03%(a)     (0.18)%     (0.04)%     (0.01)%      0.06%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                             75%           88%         62%         76%         67%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Ratios are based on average daily net assets of $200,446,415.

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      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
      -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                           WEINGARTEN -- INSTITUTIONAL CLASS
                                                              ------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                               2001         2000(a)      1999       1998       1997
                                                              -------       -------    --------    -------    -------
Net asset value, beginning of period                          $ 29.00       $28.96     $  22.18    $ 23.05    $ 20.46
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.01)       (0.06)        0.02       0.10       0.08
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (12.29)        3.29         8.32       2.43       4.90
==========================================================================================================================
    Total from investment operations                           (12.30)        3.23         8.34       2.53       4.98
==========================================================================================================================
Less distributions:
  Dividends from net investment income                             --           --        (0.10)        --      (0.15)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (3.54)       (3.19)       (1.46)     (3.40)     (2.24)
==========================================================================================================================
    Total distributions                                         (3.54)       (3.19)       (1.56)     (3.40)     (2.39)
==========================================================================================================================
Net asset value, end of period                                $ 13.16       $29.00     $  28.96    $ 22.18    $ 23.05
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return                                                   (47.11)%      11.07%       39.20%     12.79%     27.37%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 7,667       $18,634    $114,076    $72,884    $62,124
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               0.69%(b)     0.64%        0.63%      0.62%      0.64%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            0.70%(b)     0.68%        0.68%      0.67%      0.68%
==========================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.04)%(b)   (0.04)%       0.02%      0.49%      0.50%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                           240%         145%         124%       125%       128%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)Calculated using average shares outstanding.
(b)Ratios are based on average daily net assets of $11,188,888.

                      THE AIM FUNDS -- INSTITUTIONAL CLASS

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the Institutional Classes of the AIM Funds.

SHARES SOLD WITHOUT SALES CHARGES

You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class of shares.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund Institutional Class accounts are as follows:

                                                                INITIAL     ADDITIONAL
TYPE OF ACCOUNT                                               INVESTMENTS   INVESTMENTS
---------------------------------------------------------------------------------------
Defined Benefit Plans or Platform Sponsors for Defined
      Contribution Plans                                      $        0    no minimum

Banks acting in a fiduciary or similar capacity, Collective
      and Common Trust Funds, Banks and Broker-Dealers
      acting for their own account or Foundations and
      Endowments                                               1 million    no minimum

Defined Contribution Plans (Corporate, Non-profit or
      Governmental)                                           10 million    no minimum
---------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order.
PURCHASE OPTIONS
-

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
                                The financial consultant should
                                mail your completed account
                                application to the transfer agent,
                                A I M Fund Services, Inc.,
                                P.O. Box 4497,
                                Houston, TX 77210-4497.
                                The financial consultant should
                                call the transfer agent at (800)
                                659-1005 to receive a reference
                                number. Then, use the following
                                wire instructions: Beneficiary Bank
                                ABA/Routing #: 113000609
                                Beneficiary Account Number:
                                00100366732 Beneficiary Account
                                Name: A I M Fund Services, Inc.
                                RFB: Fund Name, Reference # OBI:
                                Your Name, Account #
By Telephone                    Open your account as described         Call the transfer agent at (800)
                                above.                                 659-1005 and wire payment for your
                                                                       purchase order in accordance with
                                                                       the wire instructions noted above.
----------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund.

                                      A- 1                             ICF--3/02

                      THE AIM FUNDS -- INSTITUTIONAL CLASS

REDEEMING SHARES


REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant   Contact your financial consultant.

                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's call before the close of the
                                 customary trading session of the New York Stock Exchange
                                 (NYSE) on days the NYSE is open for business in order to
                                 effect the redemption at the day's closing price.

By Telephone                     A person who has been authorized in the account application to effect transactions may make redemptions by telephone.
                                 You must call the transfer agent before the close of the
                                 customary trading session of the NYSE on days the NYSE is
                                 open for business in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after we accept your request to redeem.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY THE AIM FUNDS

  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR
 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at

ICF--3/02                             A- 2

                      THE AIM FUNDS -- INSTITUTIONAL CLASS

different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                      A- 3                             ICF--3/02

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the funds and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about each fund's investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about these funds, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of a fund's current SAI or annual or semiannual reports, please contact us

-------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4497
                             Houston, TX 77001-4497

BY TELEPHONE:                (800) 451-4246

ON THE INTERNET:             You can send us a request
                             by e-mail or download
                             prospectuses, annual or
                             semiannual reports via
                             our website:
                             http://www.aimfunds.com
-------------------------------------------------------

You also can review and obtain copies of a fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------------------------------------------------
AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund,
 AIM Charter Fund, AIM Constellation Fund, AIM Weingarten Fund
 SEC 1940 Act file number: 811-1424
--------------------------------------------------------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com   EQ-PRO-1    INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

                          INSTITUTIONAL CLASS SHARES OF

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                               AIM WEINGARTEN FUND

                         Supplement dated March 5, 2002
         to the Statement of Additional Information dated March 1, 2002 as supplemented March 1, 2002 and March 5, 2002

This supplement supersedes and replaces in their entirety supplements to the Statement of Additional Information dated March 1, 2002 and March 5, 2002.

Institutional Class shares of AIM Aggressive Growth Fund, AIM Blue Chip Fund and AIM Capital Development Fund will be available for public sale on March 15, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds with names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the rule, the Board of Trustees has approved the following new non-fundamental policy:

      o "AIM Blue Chip Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of blue chip companies. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."


The changes noted above become effective July 1, 2002.